UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number 811-08397


                       THE MARSICO INVESTMENT FUND
              (Exact name of registrant as specified in charter)


        1200 17th Street, Suite 1300
        Denver, CO                                     80202
       (Address of principal executive offices)      (Zip code)


                             Christopher J. Marsico
                           The Marsico Investment Fund
                          1200 17th Street, Suite 1300
                                Denver, CO 80202
                     (Name and address of agent for service)

                                   Copies to:
                             Sander M. Bieber, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006


Registrant's telephone number, including area code:  (303)454-5600


Date of fiscal year end: September 30


Date of reporting period: March 31, 2004


Item 1 - Reports to Stockholders

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             MARSICO FUNDS/R o SEMI-ANNUAL REPORT o MARCH 31, 2004

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                   The investments we put the highest value on
                        cannot be found in a portfolio.

                             [LOGO] MARSICO FUNDS/R
                         Helping you appreciate life/SM

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                                [PHOTO GRAPHIC]

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TABLE OF CONTENTS

SEMI-ANNUAL SHAREHOLDER LETTER                                               3

MARSICO FOCUS FUND                                                          15
 Fund Overview                                                              15
 Schedule of Investments                                                    16
 Statement of Assets and Liabilities                                        19
 Statement of Operations                                                    20
 Statements of Changes in Net Assets                                        21
 Financial Highlights                                                       22

MARSICO GROWTH FUND                                                         24
 Fund Overview                                                              24
 Schedule of Investments                                                    25
 Statement of Assets and Liabilities                                        29
 Statement of Operations                                                    30
 Statements of Changes in Net Assets                                        31
 Financial Highlights                                                       32

MARSICO 21ST CENTURY FUND                                                   34
 Fund Overview                                                              34
 Schedule of Investments                                                    35
 Statement of Assets and Liabilities                                        39
 Statement of Operations                                                    40
 Statements of Changes in Net Assets                                        41
 Financial Highlights                                                       42

MARSICO INTERNATIONAL OPPORTUNITIES FUND                                    44
 Fund Overview                                                              44
 Schedule of Investments                                                    45
 Statement of Assets and Liabilities                                        51
 Statement of Operations                                                    52
 Statements of Changes in Net Assets                                        53
 Financial Highlights                                                       54

NOTES TO FINANCIAL STATEMENTS                                               56

This report is submitted for the general information of Marsico Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

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APRIL 2004

DEAR SHAREHOLDER:

Writing a report for the Marsico Funds that encompasses the six months ending March 31, 2004 presents the challenge of reviewing investment results in a reasonable number of pages. To present a helpful summary for you, we thought it would be appropriate to start with a review of each Fund's performance for the six-month period ending March 31, 2004. This section is meant to provide a brief retrospective for the past six months, and to explain the main reasons for the Funds' investment results - while simultaneously trying to avoid repetition of prior shareholder correspondence. Then we shift gears and offer a few comments regarding the Funds' current investment posture. For a detailed discussion of our economic and market outlook, we would refer you to the most recent quarterly shareholder letter, mailed to you a few weeks ago.

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INVESTMENT REVIEW BY TOM MARSICO

MARSICO FOCUS FUND AND MARSICO GROWTH FUND

The Focus Fund and Growth Fund posted total returns of 11.34% and 12.49%, respectively, for the six months ending March 31, 2004.(1) For comparative purposes, the S&P 500/R Index - which we consider to be the Fund's primary equity benchmark - had a total return of 14.08% over the same period of time.(1) The Funds reached 61/4 years of operating history as of the end of March 2004. Please see the Fund overviews for more information regarding the Funds' longer-term investment results. The performance data quoted here represents past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.

The Focus Fund and Growth Fund may often invest in similar growth companies. Still, their performance may differ at times because the Focus Fund invests in a relatively more concentrated portfolio of securities, while the Growth Fund may hold some positions not present in the Focus Fund.

The six-month period encompassed in this report was a "bull market" for US large-capitalization companies, as represented by the S&P 500/R Index, as investors seemed cheered by signs of an improved economic environment, continued fiscal and monetary stimulus, and encouraging corporate profit reports. The period was characterized by a broad-based rally for equities, with the vast majority of sectors and industries having strong gains. All 10 economic sectors that comprise the S&P 500/R Index had a positive return for the period from October 1, 2003 through March 31, 2004. Eight of the ten sectors had returns in excess of 10%. Energy (+21%), Materials (+21%), Telecommunications Services (+19%), Financials (+17%), and Consumer Discretionary (+16%) were the market leaders. Health Care, with a gain of 7%, was the weakest performing economic sector, while Information Technology posted a return of 10%.

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As a further testament to the overall strength of the equity markets, we note that 13 industry groups (out of 20 in the S&P 500/R Index) had gains of 15% or higher, while five industries experienced returns of 20% or more, including:

o  Hotels/Restaurants/Leisure                       27%
o  Consumer Durables and Apparel                    26%
o  Insurance                                        21%
o  Communications Services and Supplies             21%
o  Automobiles and Components                       21%

Although the Funds generated relatively strong absolute results over the past six months, their overall returns did not quite keep up with the performance of the S&P 500/R Index. To a significant extent, that "shortfall" could be attributed to the Funds' middling performance in the fourth quarter of 2003. Investment results for the Growth Fund were stronger than the S&P 500/R Index during the first quarter of 2004, while the Focus Fund slightly underperformed the Index.

There were several areas of strength for the Funds during the past six months. These included:
o Health Care Investments-The Funds' aggregate holdings in this sector gained more than 20% over the six-month period, substantially outpacing the sector's return (8%) within the S&P 500/R Index. Service provider UnitedHealth Group (28%), medical device company Boston Scientific (33%), and biotechnology company Genentech (32%) were among both Funds' best-performing holdings. In addition, the Growth Fund benefited from investments in medical testing and device companies Quest Diagnostics (37%) and Zimmer Holdings (34%). (The Focus Fund did not own Zimmer Holdings during the six-month period, and sold its position in Quest Diagnostics prior to a significant rally in the stock.)(2)

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o  Information Technology-The Funds' investment returns benefited on several levels within this sector. Both Funds maintained an underweighted posture (as compared to the S&P 500/R Index) in the Software and Services industry, which was the weakest-performing industry in the Index over the six-month period. QUALCOMM, a company emphasizing wireless technology, was one of the Funds' larger individual holdings, and gained 60% over the six-month period. That return helped buoy overall Fund performance by a material degree.(2)

o Homebuilding-related-Both Funds benefited from investments in the homebuilding industry. The Growth Fund on average had a larger allocation (including MDC Corporation and Lennar Corp. (Class A)) to this industry than the Focus Fund, which was one of the primary reasons why it outperformed the Focus Fund during the six-month period.(2)

The Funds' limited underperformance compared to the S&P 500/R Index could be ascribed primarily to the Funds' not having investments in certain economic sectors such as Energy, Materials, and Insurance, which performed well over the six-month period. (As noted earlier, these sectors/industries were among the strongest areas of the stock market over the six-month period covered in this report.) Additionally, the Funds were negatively impacted by the following factors:

o Retailing Investments-The retailing industry, as represented by the S&P 500/R Index, had a return of more than 16% for the six months ending March 31, 2004. The Funds' retailing investments, in aggregate, experienced a modest decline over that period of time. The primary "culprits" for us were Tiffany & Co. (3% return) and Amazon (-14% decline in the Focus Fund, and a -12% decline in the Growth Fund prior to being sold).(2)

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o  Diversified Financials-Similar to the retailing industry, this area was one of the better-performing industries (+17%) for the S&P 500/R Index. Although the Funds' Diversified Financials holdings produced positive returns in the aggregate, they lagged the industry's return in the benchmark by a considerable degree. This was primarily attributable to the Funds' positions in SLM Corporation, which had a return of just 8%. SLM was one of the Funds' largest holdings, which exacerbated its relative performance impact.(2)

o Industrials-Capital Goods and Transportation holdings adversely impacted Fund performance. In the Capital Goods industry, the Funds had a significant weighting on average in General Electric, whose 4% return, although positive, substantially trailed the performance of the S&P 500/R Index. Meanwhile, certain Airline positions (e.g., RyanAir Holdings in the Focus Fund and JetBlue Airways in the Growth Fund) had significant negative returns during the period in which they were owned in the Funds. RyanAir Holdings sustained a -18% decline prior to being sold, while JetBlue Airways fell by -36% before it, too, was sold.(2)

o Media-Comcast Corporation, which declined by -13% during the time it was owned in both Funds, had a materially negative impact on investment results.(2)

As of March 31, 2004, the Funds' primary sector allocations were in Consumer Discretionary, Health Care, Industrials, and Financials. During the previous six months, the Funds' positions in Information Technology companies were reduced (e.g., positions in companies such as Intel and Cisco Systems were sold), while investments were increased in areas such as Health Care, Financials, Consumer Staples, and Industrials. As of March 31, the Funds had little or no exposure in areas such as Energy, Utilities, and Telecommunications Services.(2)

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I want to take a moment to acknowledge the contributions of Jim Hillary, who co-
managed the Focus and Growth Funds with me during this period, and his departure from our Company on April 30, 2004. We are sorry to see Jim leave. Jim was one of the original partners when we created Marsico Capital Management in 1997.
Over the past 61/2 years, he made numerous contributions to the firm, our investment process, and our Fund performance. He and I worked closely together over that entire period of time. All of us will miss Jim, professionally and personally, and we wish him well with his future endeavors.

Thank you for being an investor in the Fund.
Sincerely,

/s/ Thomas F. Marsico

THOMAS F. MARSICO

PORTFOLIO MANAGER

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INVESTMENT REVIEW BY CORY GILCHRIST

MARSICO 21ST CENTURY FUND

The 21st Century Fund had a total return of 17.39% for the six-month period ending March 31, 2004.(1) For comparative purposes, the S&P 500/R Index (which we consider to be the Fund's primary benchmark), Nasdaq Composite Index, and Wilshire 5000 Index had total returns of 14.08%, 11.90%, and 15.36%, respectively, over the same period. (The Wilshire 5000 Index is designed to reflect investment results for the overall US stock market, spanning both large- and smaller-capitalization companies.)(1) Please see the Fund overviews for more information regarding the Fund's longer-term investment results. As noted above, the performance data quoted here represents past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.

Over the six-month period covered in this report, several factors influenced the 21st Century Fund's investment results. The most prolific positive factor was the Fund's investments in the Consumer Discretionary sector. This was a significant area of emphasis for the Fund throughout the past six months; as of March 31, 2004, approximately 38% of the Fund's net assets consisted of Consumer Discretionary holdings. The Fund's total holdings in this sector gained 26% during the past six months. The Fund benefited in part from being relatively overweighted in the sector (as compared to its benchmark indexes), while industry positioning and stock selection also added value. In particular, investments in two industries were strong performers:

o Consumer Durables-The Fund's investments in this industry appreciated in aggregate by nearly 55% during the six-month period. These included homebuilding-related companies (e.g., WCI Communities, which gained 52%) and Harman International Industries, a manufacturer of high-fidelity audio products and electronic systems, which had a 61% gain in its stock price.(2)

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o  Hotels/Leisure-The Fund (as compared to its benchmark index) had an overweighted posture in this industry, which helped investment results. And, we were fortunate to have success with several related holdings, including hotel/casino operators Wynn Resorts (93%) and Mandalay Resort Group (13%).(2)

The Fund's performance was materially impacted, in a positive manner, by positions owned in the Health Care sector as well as certain holdings in the Financials sector. In Health Care, the Fund's positions collectively had a return of 38% during the past six months. More specifically, strong returns were achieved in equipment/services companies (e.g., UnitedHealth Group, 28%) and biotechnology (e.g., Genentech, 32%, and Kinetic Concepts, 50%). Kinetic Concepts was an Initial Public Offering. Within the Financials sector, banking-related holdings had strong relative returns, including UCBH Holdings (33%), a San Francisco-based company focused on providing local banking services for Asian-Americans and others, and Countrywide Financial Credit (15%), a residential mortgage banking and service company.(2)

A significant "weak link" performance-wise for the Fund was the Industrials sector, particularly our holdings in the Transportation industry. We sold all of our Transportation holdings prior to March 31, 2004, but not before sustaining, in aggregate, a -13% loss on these investments during the six-month period. In particular, JetBlue Airways (-36% prior to being sold) and RyanAir Holdings (-12%) negatively impacted performance. Certain retailing holdings also were relatively weak performers for us. These included Electronic Boutique (-17% prior to being sold), a video game hardware and software retailer, PetSmart (-12% prior to being sold), and Select Comfort (4%), a manufacturer of adjustable-firmness mattresses.(2)

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As of March 31, 2004, the Fund maintained three primary areas of emphasis in terms of economic sector distribution. These included Consumer Discretionary (38% of net assets), Financials (31%), and Health Care (12%). During the past six months, the Fund reduced its allocation to Technology and Industrial companies. As of March 31, the Fund did not have any significant exposure to sectors such as Utilities, Telecommunications Services, and Energy.

Thank you for your support.

Sincerely,

/s/ Corydon J. Gilchrist

CORYDON J. GILCHRIST

PORTFOLIO MANAGER

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INVESTMENT REVIEW BY JIM GENDELMAN

MARSICO INTERNATIONAL OPPORTUNITIES FUND

The International Opportunities Fund had a (US$) return of 26.28% for the six-month period ending March 31, 2004.(1) For comparative purposes, the Morgan Stanley Capital International EAFE Index, which we consider the Fund's primary international benchmark, had a total (US$) return of 22.16% for the same period.(1) Please see the Fund overviews for more information regarding the Fund's longer-term investment results. As noted above, the performance data quoted here represents past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.

Investment results over the past six months were driven primarily by the following factors:

o Consumer Discretionary-For the six-month period ending March 31, 2004, this sector was the most significant contributor to the Fund's outperformance as compared to the Fund's benchmark index. Collectively, the Fund's holdings had an aggregate total return of nearly 32% for this period. Media positions, which rose 47%, were particularly strong investments. The Fund's media holdings included EMI Group, Sogecable (a Spanish media company), and NTL (a United Kingdom-based broadband communications and services company). Another individual holding that performed well for the Fund was hotel/casino operator Wynn Resorts, which rose by nearly 93%. Retailing companies Esprit Holdings (43%), located in Hong Kong, and Yamada Denki (33%), based in Japan, also contributed materially to the Fund's results. Sharp Corporation, a South Korean manufacturer of flat-panel display televisions, gained 23% during the time it was owned in the Fund.(2)

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o  Financial Services-This sector overall was an important contributor to the
   Fund's performance, led primarily by the Fund's banking positions, which gained 34% collectively. Specific positions owned in this sector included certain Japanese banks (Mitsubishi Financial and UFJ Holdings). Other banking positions that performed well were Erste Bank der Oster (Austria-based), OTP Bank (Hungary-based), ICICI Bank (India-based), and Unibanco-Unaio de Brazil.(2)

o Telecommunications Services-The Fund's investments in this sector gained 83% in the aggregate for the period in which they were owned during the past six months. Russia-based Mobile Telesystems, the Fund's sole "pure" Telecommunications holding as of March 31, gained 79% for the period in which it was owned during the past six months.(2)

o Select Technology Investments-Investments in industries such as Semiconductors and Semiconductor Equipment (e.g., Samsung Electronics and ASM Pacific Technology) and hardware and equipment (e.g., AU Optronics, Canon, and Keyence) performed well for the Fund. SAP, a Germany-domiciled software company, gained 29%.(2)

The main areas that detracted from the Fund's performance as compared to its benchmark index were industries such as Transportation (e.g., regional airline RyanAir Holdings), Automobiles (e.g., Nissan Motor, BMW), and certain Technology-related holdings (e.g., Yahoo! Japan Corporation, Sohu Com, and Nortel Networks).(2)

Neither country allocations nor currency had a material impact in the aggregate on the Fund's performance. Generally, the Fund's country allocations are a residual factor in our investment process; we are typically more focused on sectors, industries, and individual companies in formulating our investment strategy. In a related vein, currency-related strategies are not a central facet of the Fund's investment process.

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As of March 31, 2004, the Fund's holdings in terms of economic sector distribution were allocated primarily to Consumer Discretionary, Financials, and Information Technology. The Fund's largest country allocations were in Japan, United Kingdom, Switzerland, and South Korea.

Thank you for including the International Opportunities Fund as part of your investment program.

Sincerely,

/s/ James G. Gendelman

JAMES G. GENDELMAN

PORTFOLIO MANAGER

(1) The performance returns for the 21st Century Fund and the International Opportunities Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced. A redemption fee of 2% may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less. See the prospectus for more information.

     The S&P 500/R Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies. The Nasdaq Composite Index is an unmanaged, broad-based index of over 5,000 stocks that consists of all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. The Morgan Stanley Capital International EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East
     (EAFE). You cannot invest directly in an index. The Wilshire 5000 Index is an unmanaged broad-based index of all U.S.- headquartered equity securities with readily available price data, including over 5,000 capitalization weighted security returns.

(2) Portfolio composition is subject to change at any time and references to specific securities, industries and sectors referenced in this letter are not recommendations to purchase or sell any particular security. See the accompanying Schedule of Investments for the percent of a Fund's portfolio represented by the securities or industries mentioned in this letter.

     Not authorized for distribution unless preceded or accompanied by a current Marsico Funds prospectus.

     UMB DISTRIBUTION SERVICES, LLC, DISTRIBUTOR FOR THE MARSICO FUNDS.

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FUND OVERVIEW   MARCH 31, 2004 (Unaudited)
MARSICO FOCUS FUND

The Focus Fund invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential.

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PERFORMANCE COMPARISON
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                                             Five Year         Average Annual
                          One Year         Average Annual     Since Inception
                      (4/1/03-3/31/04)    (4/1/99-3/31/04)   (12/31/97-3/31/04)
Marsico Focus Fund         32.69%              -0.19%              8.73%
S&P 500/R Index            35.12%              -1.20%              3.91%

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NET ASSETS
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3/31/04
                                                                 $2,785,396,384
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NET ASSET VALUE
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Net Asset Value Per Share                                                $15.02

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TOP FIVE HOLDINGS
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UnitedHealth Group, Inc.                                                   7.13%
Genentech, Inc.                                                            5.92
SLM Corp.                                                                  5.29
QUALCOMM, Inc.                                                             5.18
Citigroup, Inc.                                                            4.91

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SECTOR ALLOCATION(2)
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Consumer Non-Cyclical                                                     31.91%
Financial                                                                 23.77
Consumer Cyclical                                                         14.92
Industrial                                                                13.77
Communications                                                            11.36
Technology                                                                 4.27

GROWTH OF $10,000


                         Marsico
                          Focus             S&P 500/R
                           Fund               Index
----------------------------------------------------------
12/31/1997                10,000              10,000
3/31/1998                 12,310              11,395
9/30/1998                 12,360              10,600
3/31/1999                 17,030              13,498
9/30/1999                 17,430              13,548
3/31/2000                 23,542              15,920
9/30/2000                 22,210              15,347
3/31/2001                 15,692              12,469
9/30/2001                 13,733              11,262
3/31/2002                 15,956              12,500
9/30/2002                 13,115               8,955
3/31/2003                 12,711               9,404
9/30/2003                 15,148              11,140
3/31/2004                 16,866              12,708

The performance data quoted here represents past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.

     The performance included in the table and graph do not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.

(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (inception).

(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

     The S&P 500/R Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged, broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

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SCHEDULE OF INVESTMENTS

MARSICO FOCUS FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
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COMMON STOCKS
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ATHLETIC FOOTWEAR
NIKE, Inc. - Class B                       526,756     $41,018,490       1.47%
                                      ------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Bayerische Motoren Werke AG                256,824      10,446,545        0.37
                                      ------------------------------------------

BEVERAGES - NON-ALCOHOLIC
PepsiCo, Inc.                            1,201,363      64,693,398        2.32
                                      ------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
Lennar Corporation - Class A               858,714      46,396,317        1.67
                                      ------------------------------------------

CABLE TV
Comcast Corporation - Class A*           2,037,089      56,794,041        2.04
                                      ------------------------------------------

CELLULAR TELECOMMUNICATIONS
Nextel Communications, Inc. - Class A*   1,927,385      47,664,231        1.71
                                      ------------------------------------------

COMPUTERS
Dell, Inc.*                                905,071      30,428,487        1.09
                                      ------------------------------------------

COSMETICS & TOILETRIES
The Procter & Gamble Company               786,035      82,439,351        2.96
                                      ------------------------------------------

DIVERSIFIED MANUFACTURING OPERATIONS
General Electric Company                 3,080,918      94,029,617        3.38
                                      ------------------------------------------

ELECTRIC PRODUCTS - MISCELLANEOUS
Samsung Electronics Co., Ltd.              172,230      85,930,970        3.09
                                      ------------------------------------------

ENTERTAINMENT SOFTWARE
Electronic Arts, Inc.*                     847,018      45,705,091        1.64
                                      ------------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                          3,519,257     147,280,905        5.29
                                      ------------------------------------------

*Non-income producing.
 See notes to financial statements.

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SCHEDULE OF INVESTMENTS

MARSICO FOCUS FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
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COMMON STOCKS CONTINUED
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FINANCE - INVESTMENT BANKER/BROKER
Citigroup, Inc.                          2,664,059    $136,697,850       4.91%
The Goldman Sachs Group, Inc.              254,945      26,603,511        0.95
Merrill Lynch & Co., Inc.                1,911,853     113,869,965        4.09
Morgan Stanley                             491,400      28,157,220        1.01
                                      ------------------------------------------
                                                       305,328,546       10.96
                                      ------------------------------------------

FINANCE - MORTGAGE LOAN/BANKER
Countrywide Financial Corporation          850,789      81,590,665        2.93
Fannie Mae                               1,165,004      86,618,047        3.11
                                      ------------------------------------------
                                                       168,208,712        6.04
                                      ------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                  825,883      43,854,387        1.57
                                      ------------------------------------------

MACHINERY - CONSTRUCTION & MINING
Caterpillar, Inc.                        1,556,950     123,108,037        4.42
                                      ------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                         1,557,144     164,776,978        5.92
                                      ------------------------------------------

MEDICAL - DRUGS
Eli Lilly & Co.                            396,588      26,531,737        0.95
Forest Laboratories, Inc.*               1,355,178      97,057,848        3.49
                                      ------------------------------------------
                                                       123,589,585        4.44
                                      ------------------------------------------

MEDICAL - HMO
UnitedHealth Group, Inc.                 3,080,004     198,475,458        7.13
                                      ------------------------------------------

MEDICAL INSTRUMENTS
Boston Scientific Corporation*           3,090,050     130,956,319        4.70
Medtronic, Inc.                          1,437,058      68,619,520        2.46
                                      ------------------------------------------
                                                       199,575,839        7.16
                                      ------------------------------------------

MULTIMEDIA
The Walt Disney Company                  1,921,871      48,027,556        1.72
                                      ------------------------------------------

RETAIL - BUILDING PRODUCTS
Lowe's Companies, Inc.                   1,275,200      71,576,976        2.57
                                      ------------------------------------------

*Non-income producing.
 See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO FOCUS FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

RETAIL - DISCOUNT
Wal-Mart Stores, Inc.                    1,634,442     $97,559,843       3.50%
                                      ------------------------------------------

RETAIL - JEWELRY
Tiffany & Company                        2,062,337      78,719,403        2.83
                                      ------------------------------------------

SEMICONDUCTORS - INTEGRATED CIRCUITS
Maxim Integrated Products, Inc.            750,840      35,357,056        1.27
                                      ------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                          753,599      56,640,501        2.03
                                      ------------------------------------------

WIRELESS EQUIPMENT
QUALCOMM, Inc.                           2,171,268     144,215,621        5.18
                                      ------------------------------------------

TOTAL COMMON STOCKS
(COST $2,116,722,541)                                2,611,841,941       93.77
                                      ------------------------------------------


                                        Principal/     Market Value   Percent of
                                          Shares        in Dollars    Net Assets
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------

SSgA Money Market Funds                200,413,623     200,413,623        7.19
                                      ------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $200,413,623)                                    200,413,623        7.19
                                      ------------------------------------------

TOTAL INVESTMENTS
(COST $2,317,136,164)                                2,812,255,564      100.96

Liabilities Less Cash and Other Assets                (26,859,180)      (0.96)
                                      ------------------------------------------

NET ASSETS                                          $2,785,396,384     100.00%
                                      ==========================================

*Non-income producing.
 See notes to financial statements.
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MARSICO FOCUS FUND
MARCH 31, 2004 (Unaudited)

(Amounts in thousands)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
  Investments, at value (cost $2,317,136)                           $2,812,256
  Foreign currency (cost $41)                                               41
  Receivable for investments sold                                       10,555
  Receivable for capital stock sold                                      2,808
  Interest and dividends receivable                                      1,327
  Prepaid expenses and other assets                                        596
                                                                   -------------
  TOTAL ASSETS                                                       2,827,583
                                                                   -------------
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
  Payable for investments purchased                                     37,413
  Payable for capital stock redeemed                                     1,543
  Accrued investment advisory fee                                        1,988
  Accrued distribution fee                                                 254
  Accrued trustees' fees                                                   563
  Accrued expenses and other liabilities                                   426
                                                                   -------------
  TOTAL LIABILITIES                                                     42,187
                                                                   -------------
NET ASSETS                                                          $2,785,396
                                                                   =============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------
  Paid-in-capital                                                   $2,513,898
  Accumulated net investment loss                                      (6,224)
  Accumulated net realized loss on investments and
    foreign currency transactions                                    (217,486)
  Net unrealized appreciation on investments
  and foreign currency translations                                    495,208
                                                                   -------------
NET ASSETS                                                          $2,785,396
                                                                   =============
SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                        185,475

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                                        $15.02
                                                                   =============

*Not in thousands.
 See notes to financial statements.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

MARSICO FOCUS FUND
For the Six Months Ended March 31, 2004 (Unaudited)

(Amounts in thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
  Interest                                                                $654
  Dividends (net of $51 of non-reclaimable
    foreign withholding taxes)                                          10,412
                                                                   -------------
  TOTAL INVESTMENT INCOME                                               11,066
                                                                   -------------
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
  Investment advisory fees                                              11,111
  Distribution fees                                                      3,268
  Transfer agent fees and expenses                                       1,494
  Printing and postage expenses                                            352
  Custody and fund accounting fees                                         195
  Trustees' fees and expenses                                              156
  Professional fees                                                        139
  Fund administration fees                                                 139
  Federal and state registration fees                                       48
  Miscellaneous                                                             84

  TOTAL EXPENSES                                                        16,986
  Less expenses paid indirectly                                          (544)
                                                                   -------------
  NET EXPENSES                                                          16,442
                                                                   -------------

NET INVESTMENT LOSS                                                    (5,376)
                                                                   -------------
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
  Net realized gain on investments                                     152,897
  Net realized gain on foreign currency transactions                    12,689
  Change in unrealized appreciation/depreciation on
    investments and foreign currency translations                      104,037
                                                                   -------------
  Net Gain on Investments                                              269,623
                                                                   -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                             $264,247
                                                                   =============

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

MARSICO FOCUS FUND

                                                  Six Months           Year
                                                 Ended 3/31/04         Ended
(Amounts in thousands)                            (Unaudited)         9/30/03
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
  Net investment loss                               $(5,376)          $(9,525)
  Net realized gain (loss) on investments            152,897          (44,296)
  Net realized gain on foreign
    currency transactions                             12,689             5,675
  Change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations                    104,037           354,257
                                          --------------------------------------

  Net increase in net assets
    resulting from operations                        264,247           306,111
                                          --------------------------------------
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
  Proceeds from sale of shares                       542,346         1,273,020
  Redemption fees                                          9                 -
  Redemption of shares                             (303,319)         (571,086)
                                          --------------------------------------

  Net increase from
    capital share transactions                       239,036           701,934
                                          --------------------------------------
  TOTAL INCREASE
    IN NET ASSETS                                    503,283         1,008,045
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
  Beginning of period                              2,282,113         1,274,068
  END OF PERIOD                                   $2,785,396        $2,282,113
                                          --------------------------------------
  Accumulated net investment loss                    (6,224)             (848)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
--------------------------------------------------------------------------------
  Shares sold                                         36,876           107,005
  Shares redeemed                                   (20,619)          (46,887)
                                          --------------------------------------

  NET INCREASE                                        16,257            60,118
                                          ======================================

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

MARSICO FOCUS FUND
For a Fund Share Outstanding Throughout the Period.


                                                     Six Months       Year          Year          Year         Year          Year
                                                    Ended 3/31/04     Ended        Ended         Ended         Ended         Ended
                                                     (Unaudited)     9/30/03      9/30/02       9/30/01       9/30/00       9/30/99
                                         ------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $13.49        $11.68       $12.27        $22.17        $17.43        $12.36
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                  (0.03)        (0.03)       (0.08)        (0.07)        (0.16)        (0.06)
  Net realized and unrealized gains
    (losses) on investments                              1.56          1.84       (0.47)        (7.87)          4.94          5.13
                                         ------------------------------------------------------------------------------------------
  Total from investment
    operations                                           1.53          1.81       (0.55)        (7.94)          4.78          5.07
                                         ------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS & OTHER
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gains                                        -             -            -        (1.96)        (0.04)             -
  Tax return of capital                                     -             -       (0.04)             -             -             -
  Redemption fees                                        -(1)             -            -             -             -             -
                                         ------------------------------------------------------------------------------------------
  Total distributions & other                               -             -       (0.04)        (1.96)        (0.04)             -
                                         ------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $15.02        $13.49       $11.68        $12.27        $22.17        $17.43
                                         ------------------------------------------------------------------------------------------
TOTAL RETURN                                        11.34%(2)        15.50%      (4.50)%      (38.17)%        27.42%        41.02%
------------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000s)                 $2,785,396    $2,282,113   $1,274,068    $1,311,495    $2,853,805    $2,258,141

  Ratio of expenses to average net assets,
    before expenses paid indirectly                  1.30%(3)         1.34%        1.35%         1.30%         1.27%         1.31%

  Ratio of net investment loss to average
    net assets, net of expenses paid indirectly    (0.41)%(3)       (0.54)%      (0.64)%       (0.36)%       (0.69)%       (0.43)%

  Ratio of net investment loss to average
    net assets, before expenses paid indirectly    (0.45)%(3)       (0.59)%      (0.68)%       (0.39)%       (0.70)%       (0.45)%

  Portfolio turnover rate                              54%(2)           90%         117%          127%          176%          173%

(1) Less than $0.01.
(2) Not annualized for the periods less than one year.
(3) Annualized for the periods less than one year.
See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND OVERVIEW   MARCH 31, 2004 (Unaudited)
MARSICO GROWTH FUND

The Growth Fund invests primarily in the common stocks of large companies that are selected for their growth potential. The Growth Fund will normally hold between 35 and 50 common stocks.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                             Five Year          Average Annual
                          One Year         Average Annual      Since Inception
                      (4/1/03-3/31/04)    (4/1/99-3/31/04)    (12/31/97-3/31/04)
Marsico Growth Fund         36.64%               1.12%               8.47%
S&P 500/R Index             35.12%              -1.20%               3.91%

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
3/31/04
                                                                $1,174,048,317
--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
Net Asset Value Per Share                                               $15.85

--------------------------------------------------------------------------------
TOP FIVE HOLDINGS
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                  5.94%
QUALCOMM, Inc.                                                            5.09
Genentech, Inc.                                                           4.81
Citigroup, Inc.                                                           4.37
SLM Corp.                                                                 3.61

--------------------------------------------------------------------------------
SECTOR ALLOCATION(2)
--------------------------------------------------------------------------------
Consumer Non-Cyclical                                                    29.40%
Financial                                                                18.54
Consumer Cyclical                                                        17.19
Industrial                                                               17.11
Communications                                                           11.57
Technology                                                                6.19

GROWTH OF $10,000

                         Marsico
                          Growth            S&P 500/R
                           Fund               Index
----------------------------------------------------------
12/31/1997                10,000              10,000
3/31/1998                 11,960              11,395
9/30/1998                 11,540              10,600
3/31/1999                 15,710              13,498
9/30/1999                 16,290              13,548
3/31/2000                 22,607              15,920
9/30/2000                 20,938              15,347
3/31/2001                 15,495              12,469
9/30/2001                 13,307              11,262
3/31/2002                 15,304              12,500
9/30/2002                 12,452               8,955
3/31/2003                 12,159               9,404
9/30/2003                 14,769              11,140
3/31/2004                 16,614              12,708


The performance data quoted here represents past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.

     The performance included in the table and graph do not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.
(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (inception).
(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.
     The S&P 500/R Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged, broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO GROWTH FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

AGRICULTURAL OPERATIONS
Monsanto Company                           141,140      $5,175,604       0.44%
                                      ------------------------------------------
ATHLETIC FOOTWEAR
NIKE, Inc. - Class B                       281,845      21,947,270        1.87
                                      ------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Bayerische Motoren Werke AG                 84,869       3,452,122        0.29
                                      ------------------------------------------

BEVERAGES - NON-ALCOHOLIC
PepsiCo, Inc.                              492,324      26,511,647        2.26
                                      ------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
Lennar Corporation - Class A               331,556      17,913,971        1.52
M.D.C. Holdings, Inc.                      203,001      14,291,270        1.22
                                      ------------------------------------------
                                                        32,205,241        2.74
                                      ------------------------------------------

CABLE TV
Comcast Corporation - Class A*             799,453      22,288,750        1.90
                                      ------------------------------------------

CASINO HOTELS
Mandalay Resort Group                      236,312      13,531,225        1.15
Wynn Resorts Ltd.*                         791,390      27,698,650        2.36
                                      ------------------------------------------
                                                        41,229,875        3.51
                                      ------------------------------------------

CELLULAR TELECOMMUNICATIONS
Nextel Communications, Inc. - Class A*     909,286      22,486,643        1.92
                                      ------------------------------------------

COMPUTERS
Dell, Inc.*                                318,639      10,712,643        0.91
                                      ------------------------------------------

COSMETICS & TOILETRIES
The Procter & Gamble Company               315,117      33,049,471        2.82
                                      ------------------------------------------

CRUISE LINES
Royal Caribbean Cruises Ltd.               115,389       5,088,655        0.43
                                      ------------------------------------------

DATA PROCESSING/MANAGEMENT
Automatic Data Processing, Inc.            211,562       8,885,604        0.76
                                      ------------------------------------------

*Non-income producing.
 See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO GROWTH FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING OPERATIONS
General Electric Company                 1,293,002     $39,462,421       3.36%
Honeywell International, Inc.              431,102      14,592,803        1.24
Tyco International Ltd.                    740,497      21,215,239        1.81
                                      ------------------------------------------
                                                        75,270,463        6.41
                                      ------------------------------------------

ELECTRIC PRODUCTS - MISCELLANEOUS
Samsung Electronics Co., Ltd.               70,400      35,124,776        2.99
Sharp Corporation                          739,000      13,186,169        1.12
                                      ------------------------------------------
                                                        48,310,945        4.11
                                      ------------------------------------------

ELECTRONIC MEASURING INSTRUMENTS
Agilent Technologies, Inc.*                 34,085       1,078,109        0.09
                                      ------------------------------------------

ENTERTAINMENT SOFTWARE
Electronic Arts, Inc.*                     455,175      24,561,243        2.09
                                      ------------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                          1,011,877      42,347,052        3.61
                                      ------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
Citigroup, Inc.                            991,432      51,257,034        4.37
The Goldman Sachs Group, Inc.              185,000      19,304,750        1.64
J.P. Morgan Chase & Co.                    817,961      34,313,464        2.92
Merrill Lynch & Co., Inc.                  569,568      33,923,470        2.89
                                      ------------------------------------------
                                                       138,798,718       11.82
                                      ------------------------------------------

FINANCE - MORTGAGE LOAN/BANKER
Countrywide Financial Corporation          145,375      13,941,175        1.19
Fannie Mae                                 296,902      22,074,664        1.88
                                      ------------------------------------------
                                                        36,015,839        3.07
                                      ------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                  336,417      17,863,743        1.52
                                      ------------------------------------------

MACHINERY - CONSTRUCTION & MINING
Caterpillar, Inc.                          515,148      40,732,752        3.47
                                      ------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                           533,982      56,505,975        4.81
                                      ------------------------------------------

*Non-income producing.
 See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO GROWTH FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

MEDICAL - DRUGS
Eli Lilly & Co.                            181,189     $12,121,544       1.03%
Forest Laboratories, Inc.*                 443,319      31,750,507        2.71
                                      ------------------------------------------
                                                        43,872,051        3.74
                                      ------------------------------------------

MEDICAL - HMO
UnitedHealth Group, Inc.                 1,082,727      69,770,928        5.94
                                      ------------------------------------------

MEDICAL INSTRUMENTS
Boston Scientific Corporation*             925,780      39,234,556        3.34
Medtronic, Inc.                            462,863      22,101,708        1.88
St. Jude Medical, Inc.*                    107,653       7,761,781        0.66
                                      ------------------------------------------
                                                        69,098,045        5.88
                                      ------------------------------------------
MEDICAL LABS & TESTING SERVICES
Quest Diagnostics, Inc.                    180,730      14,969,866        1.28
                                      ------------------------------------------

MEDICAL PRODUCTS
Zimmer Holdings, Inc.*                     345,479      25,489,441        2.17
                                      ------------------------------------------

MULTIMEDIA
The Walt Disney Company                    781,809      19,537,407        1.67
                                      ------------------------------------------

RETAIL - BUILDING PRODUCTS
Lowe's Companies, Inc.                     624,412      35,048,246        2.99
                                      ------------------------------------------

RETAIL - DISCOUNT
Wal-Mart Stores, Inc.                      346,737      20,696,731        1.76
                                      ------------------------------------------

RETAIL - JEWELRY
Tiffany & Company                          623,520      23,799,758        2.03
                                      ------------------------------------------

SEMICONDUCTORS - INTEGRATED CIRCUITS
Maxim Integrated Products, Inc.            602,662      28,379,354        2.42
                                      ------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                          467,173      35,112,723        2.99
                                      ------------------------------------------

*Non-income producing.
 See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO GROWTH FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

WIRELESS EQUIPMENT
Motorola, Inc.                             657,177     $11,566,315       0.98%
QUALCOMM, Inc.                             899,138      59,720,746        5.09
                                      ------------------------------------------
                                                        71,287,061        6.07
                                      ------------------------------------------

TOTAL COMMON STOCKS
(COST $951,564,303)                                  1,171,579,975       99.79
                                      ------------------------------------------


                                        Principal/     Market Value   Percent of
                                          Shares        in Dollars    Net Assets
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------

SSgA Money Market Funds                  6,945,830       6,945,830        0.59
                                      ------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $6,945,830)                                        6,945,830        0.59
                                      ------------------------------------------

TOTAL INVESTMENTS
(COST $958,510,133)                                  1,178,525,805      100.38

Liabilities Less Cash and Other Assets                 (4,477,488)      (0.38)
                                      ------------------------------------------

NET ASSETS                                          $1,174,048,317     100.00%
                                      ==========================================

*Non-income producing.
 See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

MARSICO GROWTH FUND
MARCH 31, 2004 (Unaudited)

(Amounts in thousands)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
  Investments, at value (cost $958,510)                             $1,178,526
  Foreign currency (cost $11)                                               11
  Receivable for investments sold                                        9,110
  Receivable for capital stock sold                                      1,794
  Interest and dividends receivable                                        758
  Prepaid expenses and other assets                                        329
                                                                   -------------
  TOTAL ASSETS                                                       1,190,528
                                                                   -------------
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
  Payable for investments purchased                                     14,467
  Payable for capital stock redeemed                                       490
  Accrued investment advisory fee                                          826
  Accrued distribution fee                                                 148
  Accrued trustees' fees                                                   303
  Accrued expenses and other liabilities                                   246
                                                                   -------------
  TOTAL LIABILITIES                                                     16,480
                                                                   -------------
NET ASSETS                                                          $1,174,048
                                                                   =============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------
  Paid-in-capital                                                   $1,061,864
  Accumulated net investment loss                                      (2,237)
  Accumulated net realized loss on investments and
    foreign currency transactions                                    (105,655)
  Net unrealized appreciation on investments
    and foreign currency translations                                  220,076
                                                                   -------------

NET ASSETS                                                          $1,174,048
                                                                   -------------
SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                         74,081
NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)*                                             $15.85
                                                                   =============

*Not in thousands.
 See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

MARSICO GROWTH FUND
For the Six Months Ended March 31, 2004 (Unaudited)

(Amounts in thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
  Interest                                                                $367
  Dividends (net of $32 of non-reclaimable
    foreign withholding taxes)                                           4,068
                                                                   -------------

  TOTAL INVESTMENT INCOME                                                4,435
                                                                   -------------
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
  Investment advisory fees                                               4,297
  Distribution fees                                                      1,264
  Transfer agent fees and expenses                                         531
  Printing and postage expenses                                            125
  Fund administration fees                                                  99
  Custody and fund accounting fees                                          90
  Trustees' fees and expenses                                               68
  Professional fees                                                         50
  Federal and state registration fees                                       38
  Miscellaneous                                                             31
                                                                   -------------

  TOTAL EXPENSES                                                         6,593
  Less expenses paid indirectly                                          (206)
                                                                   -------------
  NET EXPENSES                                                           6,387
                                                                   -------------
NET INVESTMENT LOSS                                                    (1,952)
                                                                   -------------
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
  Net realized gain on investments                                      39,911
  Net realized gain on foreign currency transactions                       425
  Change in unrealized appreciation/depreciation on
  investments and foreign currency translations                         69,483
                                                                   -------------
  Net Gain on Investments                                              109,819
                                                                   -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                             $107,867
                                                                   =============

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

MARSICO GROWTH FUND
                                                  Six Months            Year
                                                 Ended 3/31/04         Ended
(Amounts in thousands)                            (Unaudited)         9/30/03
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
  Net investment loss                               $(1,952)          $(4,165)
  Net realized gain (loss) on investments             39,911          (23,520)
  Net realized gain on foreign
    currency transactions                                425             8,532
  Change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations                     69,483           132,227
                                          --------------------------------------
  Net increase in net assets
    resulting from operations                        107,867           113,074
                                          --------------------------------------
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
  Proceeds from sale of shares                       382,833           356,489
  Redemption fees                                          2                 -
  Redemption of shares                             (105,874)         (322,317)
                                          --------------------------------------

  Net increase from
    capital share transactions                       276,961            34,172
                                          --------------------------------------
TOTAL INCREASE
  IN NET ASSETS                                      384,828           147,246
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  789,220           641,974
END OF PERIOD                                     $1,174,048          $789,220
                                          --------------------------------------
Accumulated net investment loss                      (2,237)             (285)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
--------------------------------------------------------------------------------
Shares sold                                           24,971            28,383
Shares redeemed                                      (6,886)          (26,435)
                                          --------------------------------------

NET INCREASE                                          18,085             1,948
                                          --------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

MARSICO GROWTH FUND
For a Fund Share Outstanding Throughout the Period.


                                                     Six Months       Year          Year          Year         Year          Year
                                                    Ended 3/31/04     Ended        Ended         Ended         Ended         Ended
                                                     (Unaudited)     9/30/03      9/30/02       9/30/01       9/30/00       9/30/99
                                         ------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $14.09        $11.88       $12.71        $20.82        $16.29        $11.54
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                  (0.03)        (0.07)       (0.04)        (0.09)        (0.11)        (0.06)
  Net realized and unrealized gains
    (losses) on investments                              1.79          2.28       (0.77)        (7.32)          4.75          4.81
                                         ------------------------------------------------------------------------------------------
  Total from investment
    operations                                           1.76          2.21       (0.81)        (7.41)          4.64          4.75
                                         ------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS & OTHER
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gains                                        -             -            -        (0.70)        (0.11)             -
  Tax return of capital                                     -             -       (0.02)             -             -             -
  Redemption fees                                        -(1)             -            -             -             -             -
                                         ------------------------------------------------------------------------------------------
  Total distributions & other                               -             -       (0.02)        (0.70)        (0.11)             -
                                         ------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $15.85        $14.09       $11.88        $12.71        $20.82        $16.29
                                         ------------------------------------------------------------------------------------------
TOTAL RETURN                                        12.49%(2)        18.60%      (6.42)%      (36.45)%        28.53%        41.16%
------------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000s)                 $1,174,048      $789,220     $641,974      $530,904    $1,002,722      $688,490

  Ratio of expenses to average net assets,
    before expenses paid indirectly                  1.30%(3)         1.38%        1.37%         1.33%         1.30%         1.43%

  Ratio of net investment loss to average net
    assets, net of expenses paid indirectly        (0.39)%(3)       (0.62)%      (0.49)%       (0.53)%       (0.54)%       (0.46)%

  Ratio of net investment loss to average net
    assets, before expenses paid indirectly        (0.43)%(3)       (0.67)%      (0.52)%       (0.55)%       (0.55)%       (0.47)%

Portfolio turnover rate                                51%(2)           91%         111%          120%          137%          137%


(1)  Less than $0.01.
(2)  Not annualized for the periods less than one year.
(3)  Annualized for the periods less than one year.
     See notes to financial statements.

--------------------------------------------------------------------------------

FUND OVERVIEW   MARCH 31, 2004 (Unaudited)

MARSICO 21ST CENTURY FUND
The 21st Century Fund invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size, and will normally hold a core position of between 35 and 50 common stocks.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                One Year         Average Annual Since Inception
                            (4/1/03-3/31/04)            (2/1/00-3/31/04)
Marsico 21st Century Fund       56.88%(1)                   0.62%(1)
S&P 500/R Index                 35.12%                     -3.57%

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
3/31/04                                                           $196,285,064

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                $10.26

--------------------------------------------------------------------------------
TOP FIVE HOLDINGS
--------------------------------------------------------------------------------
EMI Group PLC                                                              4.66%
Brunswick Corporation                                                      4.48
Jefferies Group, Inc.                                                      4.41
Countrywide Financial Corporation                                          4.04
Standard Chartered PLC                                                     3.86

--------------------------------------------------------------------------------
SECTOR ALLOCATION(3)
--------------------------------------------------------------------------------
Consumer Cyclical                                                         36.49%
Financial                                                                 31.46
Consumer Non-Cyclical                                                     16.17
Communications                                                             9.19
Industrial                                                                 4.98
Technology                                                                 1.71

GROWTH OF $10,000(1)(2)

                         Marsico
                       21st Century         S&P 500/R
                           Fund               Index
----------------------------------------------------------
2/01/2000                 10,000              10,000
3/31/2000                 12,810              10,770
9/30/2000                 10,860              10,383
3/31/2001                  7,290               8,436
9/30/2001                  6,260               7,619
3/31/2002                  7,520               8,456
9/30/2002                  6,540               6,058
3/31/2003                  6,540               6,362
9/30/2003                  8,740               7,536
3/31/2004                 10,260               8,597

The performance data quoted here represents past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.

     The performance included in the table and graph do not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.
(1) The performance returns for the 21st Century Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced.
(2) This chart assumes an initial investment of $10,000 made on February 1, 2000 (inception).
(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.
     The S&P 500/R Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged, broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

SCHEDULE OF INVESTMENTS
MARSICO 21ST CENTURY FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

AGRICULTURAL OPERATIONS
Monsanto Company                           108,355      $3,973,378       2.02%
                                      ------------------------------------------

AUDIO/VIDEO PRODUCTS
Digital Theater Systems, Inc.*             173,423       4,444,831        2.26
Harman International Industries, Inc.       43,135       3,433,546        1.75
                                      ------------------------------------------
                                                         7,878,377        4.01
                                      ------------------------------------------

AUTOMOTIVE - MEDIUM &
HEAVY DUTY TRUCKS
PACCAR, Inc.                               130,036       7,313,225        3.73
                                      ------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
WCI Communities, Inc.*                     155,742       3,898,222        1.99
                                      ------------------------------------------

CABLE TV
Sogecable S.A.* **                         148,042       6,207,361        3.16
                                      ------------------------------------------

CASINO HOTELS
Mandalay Resort Group                      120,765       6,915,004        3.52
Wynn Resorts Ltd.*                         177,390       6,208,650        3.16
                                      ------------------------------------------
                                                        13,123,654        6.68
                                      ------------------------------------------

COMMERCIAL BANKS - EASTERN US
The Bancorp Bank*                           80,735       1,453,230        0.74
                                      ------------------------------------------

COMMERCIAL BANKS - NON-US
Mitsubishi Tokyo Financial
  Group, Inc. ADR                          188,808       1,874,863        0.96
                                      ------------------------------------------
COMMERCIAL BANKS - SOUTHERN US
The South Financial Group, Inc.            130,235       3,853,654        1.96
                                      ------------------------------------------

COMMERCIAL BANKS - WESTERN US
UCBH Holdings, Inc.                        180,400       7,223,216        3.68
                                      ------------------------------------------

COMPUTER GRAPHICS
Pixar*                                      50,950       3,284,237        1.67
                                      ------------------------------------------

 *Non-income producing.
**A portion of this security has been segregated by the custodian to cover segregation requirements on open forward currency contracts.
  See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO 21ST CENTURY FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

COSMETICS & TOILETRIES
The Procter & Gamble Company                45,400      $4,761,552       2.43%
                                      ------------------------------------------

CRUISE LINES
Royal Caribbean Cruises Ltd.                25,046       1,104,529        0.56
                                      ------------------------------------------

DIVERSIFIED MANUFACTURING OPERATIONS
Tyco International Ltd.                    137,043       3,926,282        2.00
                                      ------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
Citigroup, Inc.                             95,116       4,917,497        2.51
Jefferies Group, Inc.                      244,977       8,655,037        4.41
J.P. Morgan Chase & Co.                    155,409       6,519,407        3.32
                                      ------------------------------------------
                                                        20,091,941       10.24
                                      ------------------------------------------

FINANCE - MORTGAGE LOAN/BANKER
Countrywide Financial Corporation           82,758       7,936,492        4.04
                                      ------------------------------------------

FINANCIAL GUARANTEE INSURANCE
Ambac Financial Group, Inc.                 51,799       3,821,730        1.95
                                      ------------------------------------------

HOSPITAL BEDS/EQUIPMENT
Kinetic Concepts, Inc.*                     71,345       3,199,823        1.63
                                      ------------------------------------------
HOTELS & MOTELS
Shangri-La Asia Ltd.                     3,640,006       3,573,350        1.82
                                      ------------------------------------------

LEISURE & RECREATION PRODUCTS
Brunswick Corporation                      215,341       8,792,373        4.48
WMS Industries, Inc.*                       64,220       1,990,820        1.01
                                      ------------------------------------------
                                                        10,783,193        5.49
                                      ------------------------------------------

MACHINERY - CONSTRUCTION & MINING
Caterpillar, Inc.                           71,699       5,669,240        2.89
                                      ------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                            59,311       6,276,290        3.20
                                      ------------------------------------------

*Non-income producing.
 See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO 21ST CENTURY FUND
MARCH 31, 2004 (Unaudited)
                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

MEDICAL - HMO
UnitedHealth Group, Inc.                    60,831      $3,919,950       2.00%
                                      ------------------------------------------

MEDICAL INSTRUMENTS
Boston Scientific Corporation*              67,436       2,857,938        1.46
                                      ------------------------------------------

MEDICAL PRODUCTS
Wright Medical Group, Inc.*                 56,763       1,742,624        0.89
                                      ------------------------------------------

MONEY CENTER BANKS
Standard Chartered PLC**                   451,698       7,573,400        3.86
                                      ------------------------------------------

MUSIC
EMI Group PLC**                          1,790,933       9,146,747        4.66
                                      ------------------------------------------

RADIO
Cumulus Media, Inc. - Class A*             283,244       5,662,048        2.88
                                      ------------------------------------------

REITS - OFFICE PROPERTY
Government Properties Trust, Inc.          510,007       6,716,792        3.42
                                      ------------------------------------------

RETAIL - BEDDING
Select Comfort Corporation*                241,705       6,668,641        3.40
                                      ------------------------------------------

RETAIL - SPORTING GOODS
The Sports Authority, Inc.*                168,108       6,737,769        3.43
                                      ------------------------------------------

THERAPEUTICS
ImClone Systems, Inc.*                      86,262       4,387,285        2.24
                                      ------------------------------------------

WIRELESS EQUIPMENT
QUALCOMM, Inc.                              87,750       5,828,355        2.97
                                      ------------------------------------------

TOTAL COMMON STOCKS
(COST $164,427,298)                                    192,469,388       98.06
                                      ------------------------------------------

 *Non-income producing.
**A portion of this security has been segregated by the custodian to cover segregation requirements on open forward currency contracts.
  See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO 21ST CENTURY FUND
MARCH 31, 2004 (Unaudited)

                                        Principal/     Market Value   Percent of
                                          Shares        in Dollars    Net Assets
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------

SSgA Money Market Funds                  8,188,099      $8,188,099       4.17%
                                      ------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $8,188,099)                                        8,188,099        4.17
                                      ------------------------------------------

TOTAL INVESTMENTS
(COST $172,615,397)                                    200,657,487      102.23

Liabilities Less Cash and Other Assets                 (4,372,423)      (2.23)
                                      ------------------------------------------

NET ASSETS                                            $196,285,064     100.00%
                                      ==========================================

--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS OPEN AT MARCH 31, 2004
--------------------------------------------------------------------------------
                                                   Currency
Currency Sold and     Local           U.S.         Value in      Unrealized
Settlement Date      Currency       Dollars      U.S. Dollars       Loss
--------------------------------------------------------------------------------
British Pound
6/16/04              8,163,165     14,590,432     14,923,002      (332,570)
                  --------------------------------------------------------------

Euro
6/16/04              4,456,403      5,446,838      5,467,585       (20,747)
                  --------------------------------------------------------------

TOTAL                                                            $(353,317)
                  ==============================================================

*Non-income producing.
 See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MARSICO 21ST CENTURY FUND
MARCH 31, 2004 (Unaudited)

(Amounts in thousands)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
  Investments, at value (cost $172,615)                               $200,657
  Receivable for investments sold                                        5,394
  Receivable for capital stock sold                                        665
  Interest and dividends receivable                                        371
  Prepaid expenses and other assets                                        173
                                                                   -------------
  TOTAL ASSETS                                                        $207,260
                                                                   -------------
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
  Payable for investments purchased                                      9,954
  Payable for capital stock redeemed                                        78
  Payable for loss on foreign currency
    exchange contracts                                                      71
  Accrued investment advisory fee                                          132
  Accrued distribution fee                                                 147
  Accrued trustees' fees                                                   149
  Unrealized loss on foreign currency
    exchange contracts                                                     353
  Accrued expenses and other liabilities                                    91
                                                                   -------------
  TOTAL LIABILITIES                                                     10,975
                                                                   -------------
NET ASSETS                                                            $196,285
                                                                   =============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------
  Paid-in-capital                                                     $222,778
  Accumulated net investment loss                                        (533)
  Accumulated net realized loss on investments and
    foreign currency transactions                                     (53,700)
  Net unrealized appreciation on investments
    and foreign currency translations                                   27,740
                                                                   -------------
NET ASSETS                                                            $196,285
                                                                   =============
SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                         19,123

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)*                                             $10.26
                                                                   =============

*Not in thousands.
 See notes to financial statements.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

MARSICO 21ST CENTURY FUND
For the Six Months Ended March 31, 2004 (Unaudited)

(Amounts in thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
  Interest                                                                 $37
  Dividends (net of $30 of non-reclaimable
    foreign withholding taxes)                                             731
                                                                   -------------

  TOTAL INVESTMENT INCOME                                                  768
                                                                   -------------
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
  Investment advisory fees                                                 673
  Distribution fees                                                        198
  Transfer agent fees and expenses                                          98
  Fund administration fees                                                  54
  Custody and fund accounting fees                                          38
  Trustees' fees and expenses                                               27
  Printing and postage expenses                                             25
  State registration fees                                                   11
  Professional fees                                                          9
  Miscellaneous                                                              4
                                                                   -------------

  TOTAL EXPENSES                                                         1,137
  Recovery of previously waived fees                                        51
                                                                   -------------
NET EXPENSES                                                             1,188
                                                                   -------------
NET INVESTMENT LOSS                                                      (420)
                                                                   -------------
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
  Net realized gain on investments                                       9,323
  Net realized gain on foreign currency transactions                       143
  Change in unrealized appreciation/depreciation on
    investments and foreign currency translations                       12,725
                                                                   -------------
  Net Gain on Investments                                               22,191
                                                                   -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                              $21,771
                                                                   =============

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

MARSICO 21ST CENTURY FUND

                                                  Six Months            Year
                                                Ended 3/31/04          Ended
(Amounts in thousands)                           (Unaudited)          9/30/03
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
  Net investment loss                                 $(420)            $(693)
  Net realized gain on investments                     9,323             6,230
  Net realized gain on foreign
    currency transactions                                143               322
  Change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations                     12,725            13,359
  Increase from payment by
    service provider                                       -                68
                                          --------------------------------------

  Net increase in net assets
    resulting from operations                         21,771            19,286
                                          --------------------------------------
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
  Proceeds from sale of shares                        99,052            56,312
  Redemption fees                                          1                 -
  Redemption of shares                              (28,577)          (27,581)
                                          --------------------------------------

  Net increase from
    capital share transactions                        70,476            28,731
                                          --------------------------------------
TOTAL INCREASE IN NET ASSETS                          92,247            48,017
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
  Beginning of period                                104,038            56,021
  END OF PERIOD                                     $196,285          $104,038
                                          --------------------------------------
  Accumulated net investment loss                      (533)             (113)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
--------------------------------------------------------------------------------
  Shares sold                                         10,118             7,212
  Shares redeemed                                    (2,904)           (3,875)
                                          --------------------------------------

  NET INCREASE                                         7,214             3,337
                                          --------------------------------------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

MARSICO 21ST CENTURY FUND
For a Fund Share Outstanding Throughout the Period.

                                                     Six Months       Year          Year          Year        2/1/00*
                                                    Ended 3/31/04     Ended        Ended         Ended          to
                                                     (Unaudited)     9/30/03      9/30/02       9/30/01       9/30/00
                                          --------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $8.74         $6.54        $6.26        $10.86        $10.00
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss                                  (0.02)        (0.04)       (0.08)        (0.08)        (0.07)
  Net realized and unrealized gains
    (losses) on investments                              1.54          2.23         0.36        (4.52)          0.93
                                          --------------------------------------------------------------------------
  Total from investment
    operations                                           1.52          2.19         0.28        (4.60)          0.86
                                          --------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS & OTHER
---------------------------------------------------------------------------------------------------------------------
  Increase from payment
    by service provider                                     -          0.01            -             -             -
                                          --------------------------------------------------------------------------
  Total other                                               -          0.01            -             -             -
                                          --------------------------------------------------------------------------
  Redemption fees                                        -(1)             -            -             -             -
                                          --------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $10.26         $8.74        $6.54         $6.26        $10.86
                                          --------------------------------------------------------------------------
TOTAL RETURN                                        17.39%(2)        33.64%        4.47%      (42.36)%      8.60%(2)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000s)                   $196,285      $104,038      $56,021       $60,124      $130,173

  Ratio of expenses to average net
    assets, less waivers and before
    expenses paid indirectly                         1.50%(3)      1.55%(5)        1.50%         1.50%      1.50%(3)

  Ratio of net investment loss to average
    net assets, net of waivers and
    expenses paid indirectly                       (0.53)%(3)       (1.05)%      (0.89)%       (0.76)%    (0.92)%(3)

  Ratio of expenses to average net assets,
    before waivers and expenses
    paid indireclty                                  1.50%(3)         1.65%        1.60%         1.57%      1.70%(3)

   Ratio of net investment loss to average
    net assets, before waivers and expenses
    paid indirectly                                (0.53)%(3)       (1.15)%      (0.99)%       (0.83)%    (1.13)%(3)

  Portfolio turnover rate(4)                          112%(2)          236%         388%          399%       267%(2)


*    Inception.
(1)  Less than $0.01.
(2)  Not annualized for the periods less than one year.
(3)  Annualized for the periods less than one year.
(4) Portfolio turnover is greater than most funds due to the investment style of the Fund.
(5)  See Note 3 for information regarding the voluntary fee waiver.
     See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND OVERVIEW  MARCH 31, 2004 (Unaudited)
MARSICO INTERNATIONAL OPPORTUNITIES FUND

The International Opportunities Fund invests primarily in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. It normally invests in issuers from at least three different countries, not including the United States, and maintains a core position of between 35 and 50 common stocks.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                 One Year         Average Annual Since Inception
                             (4/1/03-3/31/04)           (6/30/00-3/31/04)
Marsico International
  Opportunities Fund              63.24%(1)                     3.78%(1)
Morgan Stanley Capital
  International EAFE Index        57.54%                       -4.11%

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
3/31/04                                                             $80,333,645

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                $11.10

--------------------------------------------------------------------------------
TOP FIVE HOLDINGS
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                                              4.47%
Roche Holding AG                                                           4.43
EMI Group PLC                                                              4.38
Sogecable S.A.                                                             4.13
HSBC Holdings PLC                                                          4.09

--------------------------------------------------------------------------------
SECTOR ALLOCATION(3)
--------------------------------------------------------------------------------
Consumer Cyclical                                                         23.36%
Financial                                                                 22.17
Industrial                                                                18.78
Communications                                                            18.36
Consumer Non-Cyclical                                                      7.25
Technology                                                                 4.17
Energy                                                                     2.97
Basic Materials                                                            2.94

GROWTH OF $10,000(1)(2)

                         Marsico         Morgan Stanley
                       International   Capital International
                    Opportunities Fund      EAFE Index
----------------------------------------------------------
6/30/2000                 10,000              10,000
9/30/2000                 10,360               9,193
3/31/2001                  8,283               7,720
9/30/2001                  7,011               6,570
3/31/2002                  8,542               7,064
9/30/2002                  7,248               5,550
3/31/2003                  7,040               5,422
9/30/2003                  9,101               6,993
3/31/2004                 11,493               8,542

The performance data quoted here represents past performance, and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 888-860-8686 or visit www.marsicofunds.com.

     The performance included in the table and graph do not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.
(1) The performance returns for the International Opportunities Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would have been 62.88% for the one year period ended 3/31/04, 2.85% since inception through 3/31/04, and the ending value of a $10,000 investment would have been $11,113 on 3/31/04.
(2) This chart assumes an initial investment of $10,000 made on June 30, 2000 (inception).
(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.
     The Morgan Stanley Capital International EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE). You cannot invest directly in an index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

ADVERTISING SERVICES
JC Decaux S.A.*                             47,345      $1,058,637       1.32%
                                      ------------------------------------------

AIRLINES
Cathay Pacific Airway Ltd.                 374,000         763,099        0.94
                                      ------------------------------------------

AUDIO/VIDEO PRODUCTS
Sony Corporation                            55,900       2,339,339        2.91
Yamaha Corporation                          83,800       1,564,438        1.95
                                      ------------------------------------------
                                                         3,903,777        4.86
                                      ------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Bayerische Motoren Werke AG                 37,870       1,540,396        1.92
Nissan Motor Company Ltd.                  205,000       2,292,317        2.85
                                      ------------------------------------------
                                                         3,832,713        4.77
                                      ------------------------------------------

CABLE TV
Sogecable S.A.*                             79,067       3,315,258        4.13
                                      ------------------------------------------

CASINO HOTELS
Wynn Resorts Ltd.*                          21,140         739,900        0.92
                                      ------------------------------------------

CELLULAR TELECOMMUNICATIONS
Mobile Telesystems ADR*                     10,644       1,399,686        1.74
                                      ------------------------------------------

CHEMICALS - SPECIALTY
Syngenta AG                                 16,259       1,185,505        1.48
                                      ------------------------------------------

COMMERCIAL BANKS - NON-US
ICICI Bank Ltd. ADR                         80,276       1,280,402        1.59
Kookmin Bank*                               23,490         952,754        1.18
Mitsubishi Tokyo Financial
  Group, Inc.                                  160       1,581,802        1.97
OTP Bank Rt. GDR*                           20,587         777,159        0.97
UFJ Holdings, Inc.                             245       1,556,750        1.94
Unibanco Uniao de Bancos
  Brasileiros S.A. GDR                      32,768         801,833        1.00
                                      ------------------------------------------
                                                         6,950,700        8.65
                                      ------------------------------------------

*  Non-income producing.
 See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE
Esprit Holdings Ltd.                       263,500      $1,102,326       1.37%
                                      ------------------------------------------

DIVERSIFIED MANUFACTURING OPERATIONS
Tyco International Ltd.                     68,930       1,974,844        2.46
                                      ------------------------------------------

DIVERSIFIED MINERALS
Companhia Vale do Rio Doce ADR*             18,105         993,964        1.24
                                      ------------------------------------------

ELECTRIC PRODUCTS - MISCELLANEOUS
Samsung Electronics Co., Ltd.*               7,200       3,592,307        4.47
Sharp Corporation                          111,000       1,980,602        2.47
                                      ------------------------------------------
                                                         5,572,909        6.94
                                      ------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS
AU Optronics Corp. ADR*                     52,015       1,087,113        1.35
Koninklijke (Royal) Philips
  Electronics N.V.                          39,957       1,155,727        1.44
                                      ------------------------------------------
                                                         2,242,840        2.79
                                      ------------------------------------------

ELECTRONIC MEASURING INSTRUMENTS
Keyence Corporation                          3,500         851,946        1.06
                                      ------------------------------------------

ENTERPRISE SOFTWARE/SERVICES
SAP AG                                       9,908       1,566,881        1.95
                                      ------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
Daiwa Securities Group, Inc.                95,000         775,064        0.96
                                      ------------------------------------------

HOTELS & MOTELS
Shangri-La Asia Ltd.                     1,093,003       1,072,988        1.34
                                      ------------------------------------------

MACHINE TOOLS & RELATED PRODUCTS
THK Company Ltd.                            57,100       1,126,271        1.40
                                      ------------------------------------------

MEDICAL - DRUGS
Roche Holding AG                            36,414       3,555,914        4.43
                                      ------------------------------------------

*Non-income producing.
 See notes to financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------

MEDICAL PRODUCTS
Synthes-Stratec, Inc.                        1,031      $1,056,831       1.32%
                                      ------------------------------------------

MONEY CENTER BANKS
Erste Bank der oesterreichischen
  Sparkassen AG                             10,234       1,532,262        1.91
HSBC Holdings PLC                          220,828       3,287,963        4.09
UBS AG                                      41,937       3,114,044        3.88
                                      ------------------------------------------
                                                         7,934,269        9.88
                                      ------------------------------------------
MULTIMEDIA
The News Corporation Ltd. ADR               66,259       2,383,999        2.97
                                      ------------------------------------------

MUSIC
EMI Group PLC                              688,271       3,515,174        4.38
                                      ------------------------------------------

OFFICE AUTOMATION & EQUIPMENT
Canon, Inc.                                 15,000         776,023        0.97
                                      ------------------------------------------

OIL COMPANIES -
EXPLORATION & PRODUCTION
CNOOC Ltd. ADR                              28,523       1,226,489        1.53
                                      ------------------------------------------

OIL COMPANIES - INTEGRATED
Total Fina ELF*                              5,344         981,426        1.22
                                      ------------------------------------------

PUBLISHING - BOOKS
Reed Elsevier PLC                          266,289       2,359,793        2.94
                                      ------------------------------------------

REAL ESTATE OPERATING/DEVELOPMENT
Sun Hung Kai Properties, Ltd.               86,000         786,313        0.98
                                      ------------------------------------------

RETAIL - CONSUMER ELECTRONICS
Yamada Denki Company, Ltd.                  40,400       1,578,231        1.96
                                      ------------------------------------------
*Non-income producing.
 See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
RETAIL - MISCELLANEOUS/DIVERSIFIED
Ito-Yokado Co., Ltd.                        18,000        $818,928       1.02%
                                      ------------------------------------------

SEMICONDUCTOR EQUIPMENT
ASM Pacific Technology Ltd.                169,500         754,764        0.94
                                      ------------------------------------------

TELEPHONE - INTEGRATED
NTL, Inc.*                                  33,665       2,001,384        2.48
                                      ------------------------------------------

TELEVISION
British Sky Broadcasting
  Group PLC ADR*                            88,155       1,100,832        1.37
                                      ------------------------------------------

TRANSPORTATION - MARINE
Golar LNG Ltd.*                             87,000       1,322,275        1.65
                                      ------------------------------------------

TRANSPORTATION - TRUCK
Yamato Transport Co., Ltd.                  50,000         838,892        1.04
                                      ------------------------------------------

TOTAL COMMON STOCKS
(COST $60,833,035)                                      73,420,845       91.40
                                      ------------------------------------------

*Non-income producing.
 See notes to financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2004 (Unaudited)

                                          Number       Market Value   Percent of
                                         of Shares      in Dollars    Net Assets
--------------------------------------------------------------------------------
PREFERRED STOCK
--------------------------------------------------------------------------------

BREWERY
Companhia de Bebidas das
  Americas ADR                              38,208        $764,160       0.95%
                                      ------------------------------------------

TOTAL PREFERRED STOCK
(cost $730,502)                                            764,160        0.95
                                      ------------------------------------------

                                        Principal/     Market Value   Percent of
                                          Shares        in Dollars    Net Assets
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------

SSgA Money Market Funds                  6,901,893       6,901,893        8.59
                                      ------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $6,901,893)                                        6,901,893        8.59
                                      ------------------------------------------

TOTAL INVESTMENTS
(COST $68,465,430)                                      81,086,898      100.94

Liabilities Less Cash and Other Assets                   (753,253)      (0.94)
                                      ------------------------------------------

 NET ASSETS                                            $80,333,645     100.00%
                                      ==========================================

*Non-income producing.
 See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
                                                            Percent of
                                                            Investment
Country                      Market Value                   Securities
--------------------------------------------------------------------------------
Australia                     $2,383,999                        2.9%
Austria                        1,532,262                        1.9
Bermuda                        1,974,844                        2.4
Brazil                         2,559,957                        3.2
China                          5,705,979                        7.0
France                         2,040,063                        2.5
Germany                        3,107,277                        3.8
Hungary                          777,159                        1.0
India                          1,280,402                        1.6
Japan                         18,080,603                       22.3
Netherlands                    1,155,727                        1.4
Russia                         1,399,686                        1.7
South Korea                    4,545,061                        5.6
Spain                          3,315,258                        4.1
Switzerland                    8,912,294                       11.0
Taiwan                         1,087,113                        1.4
United Kingdom                11,586,037                       14.3
United States(1)               9,643,177                       11.9
                  --------------------------------------------------------------

TOTAL                        $81,086,898                      100.0%
                  --------------------------------------------------------------

(1)  Includes short-term securities.
     See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2004 (Unaudited)

(Amounts in thousands)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
  Investments, at value (cost $68,465)                                 $81,087
  Foreign currency (cost $19)                                               19
  Receivable for investments sold                                          321
  Receivable for capital stock sold                                        592
  Interest and dividends receivable                                        224
  Prepaid expenses and other assets                                        126
                                                                   -------------
  TOTAL ASSETS                                                         $82,369
                                                                   -------------
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
  Payable for investments purchased                                      1,778
  Payable for capital stock redeemed                                        28
  Accrued investment advisory fee                                           38
  Accrued distribution fee                                                  23
  Accrued trustees' fees                                                   114
  Accrued expenses and other liabilities                                    54
                                                                   -------------
  TOTAL LIABILITIES                                                      2,035
                                                                   -------------
NET ASSETS                                                             $80,334
                                                                   =============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------
  Paid-in-capital                                                      $73,665
  Accumulated net investment loss                                        (273)
  Accumulated net realized loss on investments and
    foreign currency transactions                                      (5,721)
  Net unrealized appreciation on investments
    and foreign currency translations                                   12,663
                                                                   -------------
NET ASSETS                                                             $80,334
                                                                   =============
SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                          7,237
NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)*                                             $11.10
                                                                   =============

*Not in thousands.
 See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

MARSICO INTERNATIONAL OPPORTUNITIES FUND
For the Six Months Ended March 31, 2004 (Unaudited)

(Amounts in thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
  Interest                                                                 $16
  Dividends (net of $23 of non-reclaimable
    foreign withholding taxes)                                             261
                                                                   -------------

TOTAL INVESTMENT INCOME                                                    277
                                                                   -------------
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
  Investment advisory fees                                                 196
  Custody and fund accounting fees                                          64
  Distribution fees                                                         58
  Transfer agent fees and expenses                                          34
  Fund administration fees                                                  30
  Trustees' fees and expenses                                               25
  Printing and postage expenses                                              4
  State registration fees                                                    4
  Professional fees                                                          4
  Miscellaneous                                                              1
                                                                   -------------

  TOTAL EXPENSES                                                           420
  Less waiver of expenses                                                 (51)
                                                                   -------------
  Net Expenses                                                             369
NET INVESTMENT LOSS                                                       (92)
                                                                   -------------
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
  Net realized gain on investments                                       1,246
  Net realized gain on foreign currency transactions                       228
  Change in unrealized appreciation/depreciation on
    investments and foreign currency translations                        7,604
                                                                   -------------

  Net Gain on Investments                                                9,078
                                                                   -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                               $8,986
                                                                   =============

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

MARSICO INTERNATIONAL OPPORTUNITIES FUND

                                                    Six Months           Year
                                                   Ended 3/31/04        Ended
(Amounts in thousands)                              (Unaudited)        9/30/03
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
  Net investment income (loss)                         $(92)               $42
  Net realized gain (loss) on investments              1,246             (699)
  Net realized gain on foreign
    currency transactions                                228             1,560
  Change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations                      7,604             4,489
                                       -----------------------------------------
  Net increase in net assets
    resulting from operations                          8,986             5,392
                                       -----------------------------------------
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
  Proceeds from sale of shares                        45,534             7,109
  Redemption fees                                         17                 9
  Redemption of shares                               (2,612)           (4,733)
                                       -----------------------------------------
  Net increase from
    capital share transactions                        42,939             2,385
                                       -----------------------------------------
TOTAL INCREASE IN NET ASSETS                          51,925             7,777
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
  Beginning of period                                 28,409            20,632
  END OF PERIOD                                      $80,334           $28,409
                                       -----------------------------------------
  Accumulated net investment loss                      (273)             (181)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
--------------------------------------------------------------------------------
  Shares sold                                          4,259               919
  Shares redeemed                                      (250)             (637)
                                       -----------------------------------------

NET INCREASE                                           4,009               282
                                       =========================================

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

MARSICO INTERNATIONAL OPPORTUNITIES FUND
For a Fund Share Outstanding Throughout the Period.

                                                     Six Months       Year          Year          Year       6/30/00*
                                                    Ended 3/31/04     Ended        Ended         Ended          to
                                                     (Unaudited)     9/30/03      9/30/02       9/30/01       9/30/00
                                          --------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $8.80         $7.00        $6.78        $10.36        $10.00
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         (0.02)          0.02       (0.02)             -          0.01
  Net realized and unrealized gains
    (losses) on investments                              2.32          1.78         0.19        (3.27)          0.35
                                          --------------------------------------------------------------------------
  Total from investment
    operations                                           2.30          1.80         0.17        (3.27)          0.36
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS& OTHER
---------------------------------------------------------------------------------------------------------------------
  Net investment income                                     -             -       (0.01)        (0.04)             -
  Net realized gains                                        -             -            -        (0.27)             -
  Redemption fees                                        -(1)          -(1)         0.05             -             -
  Payment by affiliate                                      -             -         0.01             -             -
                                          --------------------------------------------------------------------------
  Total distributions & other                               -             -         0.05        (0.31)             -
                                          --------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $11.10         $8.80        $7.00         $6.78        $10.36
                                          --------------------------------------------------------------------------
TOTAL RETURN                                        26.28%(2)        25.57%        3.37%      (32.32)%      3.60%(2)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000s)                    $80,334       $28,409      $20,632       $17,609       $15,480

  Ratio of expenses to average net
    assets, less waivers and before
    expenses paid indirectly                         1.60%(3)      1.68%(5)        1.60%         1.60%      1.60%(3)

  Ratio of net investment income (loss)
    to average net assets, net of waivers
    and expenses paid indirectly                   (0.40)%(3)         0.18%      (0.25)%         0.05%      0.33%(3)

  Ratio of expenses to average net assets,
    before waivers and expenses
    paid indireclty                                  1.82%(3)         2.31%        2.07%         2.60%      4.76%(3)

  Ratio of net investment loss to average
    net assets, before waivers and expenses
    paid indirectly                                (0.62)%(3)       (0.45)%      (0.73)%       (0.94)%    (2.83)%(3)

Portfolio turnover rate(4)                             48%(2)          211%         192%          534%       190%(2)


*    Inception.
(1)  Less than $0.01.
(2)  Not annualized for the periods less than one year.
(3)  Annualized for the periods less than one year.
(4) Portfolio turnover is greater than most funds due to the investment style of the Fund.
(5)  See Note 3 for information regarding the voluntary fee waiver.
     See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

MARSICO FUNDS
MARCH 31, 2004 (Unaudited)

1.   ORGANIZATION
     The Marsico Investment Fund (the "Trust") was organized on October 1, 1997, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Focus Fund, the Growth Fund, the 21st Century Fund and the International Opportunities Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund and the Growth Fund, the 21st Century Fund and the International Opportunities Fund are diversified funds. The Focus and Growth Funds commenced operations on December 31, 1997, the 21st Century Fund commenced operations on February 1, 2000 and the International Opportunities Fund commenced operations on June 30, 2000. Affiliates of the Adviser hold approximately 10% of the 21st Century Fund and 25% of the International Opportunities Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year information has been reformatted to conform to the current year presentation.

     (a) Investment Valuation-A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Trustees.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2004 (Unaudited)

     (b) Expenses-The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. The Funds' expenses may be reduced by voluntary advisory fee waivers, brokerage credits and uninvested cash balances earning interest or credits. Such credits are included in Waiver of Expenses and Expenses Paid Indirectly in the Statement of Operations.

          Brokerage commissions were paid to unaffiliated brokers which reduced certain transfer agent fees and expenses in the amount of $541,072 and $204,623 for the Focus Fund and Growth Fund, respectively, for the six months ended March 31, 2004. Also, the Funds received credits on certain custody account balances which reduced certain transfer agent fees and expenses in the amount of $2,582, $999, $157 and $46 for the Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund, respectively, for the six months ended March 31, 2004. Brokerage commission credits and custody account earnings credits are included in Expenses Paid Indirectly on the Statements of Operations.

     (c) Federal Income Taxes-Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes.

     (d) Distributions to Shareholders-Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales, foreign currency transactions, net operating losses and post-October capital losses.

     (e) Foreign Currency Translation-The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2004 (Unaudited)

          Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

     (f) Forward Currency Contracts and Futures Contracts-The Funds may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

          Forward currency contracts held by the Funds are fully collateralized by other securities. If held by the Funds, such collateral would be in the possession of the Funds' custodian. The collateral would be evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

          Futures contracts are marked to market daily and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

          Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2004 (Unaudited)

          The Funds may enter into "futures contracts" and "options" on securities, financial indexes and foreign currencies, forward contracts, and interest rate swaps and swap-related products. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

     (g) Options Contracts-The Funds may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging purposes or for the purpose of earning additional income. In addition, the Funds may enter into such transactions for cross-hedging purposes.

          The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

          When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2004 (Unaudited)

     (h) Trustees' Compensation-Effective February 1, 2000, the Board of Trustees adopted the Marsico Investment Fund Deferred Fee Plan (the "Plan") that allows the independent Trustees to defer the receipt of all or a portion of the Trustees' fees payable. The Trustees are deemed to be notionally invested in the Funds until distribution in accordance with the Plan. Included in the Trustees' Fees and Expenses on the Statement of Operations is the unrealized appreciation of $88,277, $60,026, $51,522 and $41,293 related to the mark-to-market of the shares of the deferred plan for the Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund, respectively.

     (i) Redemption Fee-For shares purchased on or after January 30, 2004, a 2.00% redemption fee is retained by the Funds to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held 30 days or less from their purchase date. Prior to January 30, 2004, a 2.00% redemption fee was imposed on redemptions or exchanges of shares of the International Opportunities Fund held three months or less from their purchase date. Redemption fees are recorded by the Funds as a reduction of shares redeemed and as a credit to paid-in-capital. For the period January 30 (effective date) to March 31, 2004, the Focus Fund, Growth Fund and 21st Century Fund received $8,801, $2,230 and $812, respectively, in redemption fees. For the six months ended March 31, 2004, the International Opportunities Fund received $16,873 in redemption fees.

     (j) Other-Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis.

          During the year ended September 30, 2003, the fund accounting agent reimbursed the 21st Century Fund $67,752 for an investment transaction loss, which had resulted from an unintended error in available cash balances for investment transactions. This reimbursement is included in the Statement of Operations and Financial Highlights as an Increase From Payment By Service Provider and did not have a significant effect on the Fund's total return.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2004 (Unaudited)

3.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES
     The Funds have an agreement with Marsico Capital Management, LLC (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the rate of 0.85% of the average daily net assets of each of the Focus, Growth, 21st Century and International Opportunities Funds. The Adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Focus and International Opportunities Funds' average daily net assets and 1.50% of the Growth and 21st Century Funds' average daily net assets until December 31, 2004. This fee waiver is voluntary and may be terminated at any time. The voluntary waiver of expenses for the year ended September 30, 2003 excludes as an extraordinary item the unrealized appreciation of $30,090 and $17,937, respectively, for the 21st Century Fund and International Opportunities Fund. The unrealized appreciation is included in the Change in Unrealized Appreciation/Depreciation on Investment and Foreign Currency Translations on the Statement of Operations. As a result, the unrealized appreciation is retained by the Funds in accordance with the Plan. For periods subsequent to September 30, 2003, unrealized appreciation/ depreciation of Fund shares in the Board of Trustees Deferred Fee Plan will be subject to the Funds' expense reimbursement agreement with the Adviser.

     The Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to this arrangement if such reimbursements do not cause a Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. For the six months ended March 31, 2004, the Adviser recovered previously waived fees of $50,962 in the 21st Century Fund.

     As of March 31, 2004, the reimbursements that may potentially be made by the 21st Century Fund and the International Opportunities Fund to the Adviser are $153,474 and $403,141, respectively, which expire between 2004 and 2006.

     Banc of America Securities is an affiliate of Marsico Capital Management, LLC and is designated as an introductory broker on certain Fund transactions. For the six months ended March 31, 2004, none of the Funds paid brokerage commissions to Banc of America Securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2004 (Unaudited)

4.   SERVICE AND DISTRIBUTION PLAN
     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of a Fund's average daily net assets.

5.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended March 31, 2004, were as follows:

     (Amounts in thousands)              Purchases             Sales
     ---------------------------------------------------------------------------
     Focus Fund                         $1,504,374          $1,332,818
     Growth Fund                           801,902             486,475
     21st Century Fund                     236,848             170,487
     International Opportunities Fund       58,910              20,986

     There were no purchases or sales of U.S. government securities.

6.   FEDERAL INCOME TAX INFORMATION
     At March 31, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

                                                          21st     International
                               Focus        Growth      Century    Opportunities
     (Amounts in thousands)    Fund          Fund         Fund         Fund
     ---------------------------------------------------------------------------
     Cost of investments    $2,325,429      $960,212      $172,946       $69,006

     Gross unrealized
       appreciation            517,351       228,231        28,679        12,312
     Gross unrealized
       depreciation           (30,524)       (9,917)         (968)         (231)
     Net unrealized
       appreciation
       on investments         $486,827      $218,314       $27,711       $12,081

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency transactions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2004 (Unaudited)

     The Focus Fund and Growth Fund had realized capital losses (in thousands) from transactions between November 1, 2002 and September 30, 2003 of $47,093 and $10,671, respectively.

     The Focus, Growth, 21st Century and International Opportunities Funds had realized currency losses (in thousands) from transactions between November 1, 2002 and September 30, 2003 of $2,455, $26, $51 and $73, respectively.
     Post-October currency losses and capital losses are treated as arising in the Funds next fiscal year.

     At September 30, 2003, Focus, Growth, 21st Century and International Opportunities Funds had accumulated capital loss carryforwards (in thousands) of $329,779, $133,120, $63,078 and $6,683, with $0, $0, $34,555 and $480 expiring in 2009, $242,309, $54,527, $28,523 and $6,125 expiring in 2010 and $87,470, $78,593, $0 and $78 expiring in 2011, respectively.
      To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.

     The tax character of distributions paid during the fiscal years ended September 30, 2003, and September 30, 2002 were as follows (in thousands):

                                                          21st    International
                              Focus        Growth       Century   Opportunities
                              Fund          Fund          Fund         Fund
     ---------------------------------------------------------------------------
                          2003    2002  2003    2002  2003   2002   2003   2002
     ---------------------------------------------------------------------------
     Ordinary income        -      -      -      -     -       -     -      $24
     Return of capital      -    $4,530   -     $717   -       -     -       -
                         -------------------------------------------------------

     TOTAL DISTRIBUTIONS
       PAID                 -    $4,530   -     $717   -       -     -      $24

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS continued

MARSICO FUNDS
MARCH 31, 2004 (Unaudited)

     As of September 30, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                           21st    International
                                  Focus       Growth     Century   Opportunities
     (Amounts in thousands)       Fund         Fund        Fund        Fund
     ---------------------------------------------------------------------------
     Undistributed ordinary
       income (deficit)            $(804)      $(253)        $(83)      $(163)
     Undistributed long-term
       capital gains                    -           -            -           -
     Tax accumulated
       earnings (deficit)           (804)       (253)         (83)       (163)
     Accumulated capital and
       other losses             (376,872)   (143,791)     (63,078)     (6,683)
     Unrealized appreciation
       on investments             386,953     148,361       14,991       4,529

     TOTAL ACCUMULATED
       EARNINGS (DEFICIT)          $9,277      $4,317    $(48,170)    $(2,317)

7.   PROXY VOTING GUIDELINES
     Marsico Capital Management, LLC, the Funds' Adviser, is responsible for exercising the voting rights associated with the SECURITIES held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 888-860-8686. It is also available on the Securities and Exchange Commission's website at www.sec.gov.

--------------------------------------------------------------------------------

                             [LOGO] MARSICO FUNDS/R
                         Helping you appreciate life/SM

                           The Marsico Investment Fund
                   UMB Distribution Services, LLC, Distributor
                     P.O. Box 3210, Milwaukee, WI 53201-3210
                              www.marsicofunds.com
                                  888.860.8686

                    (C)2004 MARSICO CAPITAL MANAGEMENT, LLC.

Item 2 - Code of Ethics

Not applicable to semi-annual reports.

Item 3 - Audit Committee Financial Expert

         Not applicable to semi-annual reports.


Item 4 - Principal Accountant Fees and Services

         Not applicable to semi-annual reports.


Item 5 - Audit Committee of Listed Registrants

         Not applicable.


Item 6 - Schedule of Investments

         Disclosure requirement currently not effective.


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.


Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.


Item 9 - Submission of Matters to a Vote of Security Holders

         None.


Item 10 - Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits


(a)(1) Code of Ethics.
       Not applicable to semi-annual reports.


(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)).

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:   /s/ Thomas F. Marsico
      Thomas F. Marsico
      President

Date: June 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Thomas F. Marsico
      Thomas F. Marsico
      President

Date: June 2, 2004

By:   /s/ Christopher J. Marsico
      Christopher J. Marsico
      Vice President and Treasurer

Date: June 2, 2004